Revenue from Contracts with Customers Revenue from Contracts with Customers (Topic 606 Adoption - Statement of Operations) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Net revenue:
Total net revenue	$ 5,776,000,000	$ 5,515,000,000	$ 5,517,000,000	$ 5,789,000,000	$ 5,444,000,000	$ 5,063,000,000	$ 5,014,000,000	$ 5,327,000,000	$ 22,597,000,000	$ 20,848,000,000	$ 17,636,000,000
Products
Net revenue:
Total net revenue									18,117,000,000	19,754,000,000	17,033,000,000
Subscriptions and services
Net revenue:
Total net revenue									4,480,000,000	$ 1,094,000,000	$ 603,000,000
Pro forma as if the previous accounting was in effect
Net revenue:
Total net revenue									22,374,000,000
Pro forma as if the previous accounting was in effect | Products
Net revenue:
Total net revenue									18,117,000,000
Pro forma as if the previous accounting was in effect | Subscriptions and services
Net revenue:
Total net revenue									4,257,000,000
Effect of Change Higher/(Lower)
Net revenue:
Total net revenue									223,000,000
Effect of Change Higher/(Lower) | Products
Net revenue:
Total net revenue									0
Effect of Change Higher/(Lower) | Subscriptions and services
Net revenue:
Total net revenue									223,000,000
As Reported
Net revenue:
Total net revenue									22,597,000,000
As Reported | Products
Net revenue:
Total net revenue									18,117,000,000
As Reported | Subscriptions and services
Net revenue:
Total net revenue									$ 4,480,000,000